Other Current Assets, Other Receivable and Accrued Income - Summary of Other Current Assets and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid clinical expenses and other receivables	SFr 2,615	SFr 6,748
Prepaid general and administrative expenses	2,842	1,412
VAT receivable	148	328
Total	SFr 5,605	SFr 8,488